Subsequent events	2 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

NOTE 6 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30 2025, up through the date the Company issued the unaudited condensed consolidated financial statements.

19. Subsequent events

The Group has evaluated subsequent events from the balance sheet date March 31, 2025 through the date of this report, the date of issuance of the consolidated financial statements, other than as disclosed above events, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements.